Fair Value Measurements - Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets measured at fair value
Derivative financial instruments	€ 153,803	€ 71,620
Short-term investments	334,864	679,884
Liabilities measured at fair value
Derivative financial instruments	67,755	11,652
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	153,803	71,620
Money market funds	426,742	535,000
Short-term investments	334,864	679,884
Total	915,409	1,286,504
Liabilities measured at fair value
Derivative financial instruments	67,755	11,652
Assets and Liabilities for which fair values are disclosed
Long-term debt	1,139,628	1,028,238
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments
Money market funds	426,742	535,000
Short-term investments	334,864	304,884
Total	761,606	839,884
Liabilities measured at fair value
Derivative financial instruments
Assets and Liabilities for which fair values are disclosed
Long-term debt	1,139,628	1,028,238
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	153,803	71,620
Money market funds
Short-term investments		375,000
Total	153,803	446,620
Liabilities measured at fair value
Derivative financial instruments	67,755	11,652
Assets and Liabilities for which fair values are disclosed
Long-term debt
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments
Money market funds
Short-term investments
Total
Liabilities measured at fair value
Derivative financial instruments
Assets and Liabilities for which fair values are disclosed
Long-term debt